Pension Plans Narrative (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Compensation expense recognized for 401(k)		$ 50.0	$ 26.0	$ 24.0
NAV Per Share, Investment Redemption, Notice Period		90 days
Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Unrecognized prior service credits, before tax		$ 0.2
Unrecognized prior service credits, after tax		0.2
Unrecognized actuarial losses, before tax		97.0
Unrecognized actuarial losses, after tax		74.0
Prior service credits, before tax		0.1
Prior service credits, after tax		0.1
Future actuarial losses, before tax		4.0
Future actuarial losses, after tax		$ 3.0
Expected long-term return on plan assets		4.19%	4.30%
Employer contributions		$ 10.7	$ 10.8
Foreign Pension Plan [Member] | Scenario, Forecast [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected contributions	$ 10.0
Minimum [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets		1.75%	2.25%
Maximum [Member] | Foreign Pension Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Expected long-term return on plan assets		6.00%	6.00%